23. Provision for legal and administrative proceedings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for legal and administrative proceedings [line items]
Beginning balance	R$ 840,637	R$ 849,408
Additions, net of reversals	322,565	547,691
Payments	(413,634)	(715,203)
Monetary adjustment	137,379	158,741
Ending balance	886,947	840,637
Civil [member]
Provision for legal and administrative proceedings [line items]
Beginning balance	212,702	111,301
Additions, net of reversals	224,417	348,012
Payments	(266,872)	(335,640)
Monetary adjustment	75,185	89,028
Ending balance	245,432	212,702
Provision for Labor and Social Security [member]
Provision for legal and administrative proceedings [line items]
Beginning balance	261,837	435,438
Additions, net of reversals	55,727	96,235
Payments	(138,899)	(301,971)
Monetary adjustment	34,361	32,136
Ending balance	213,026	261,837
Tax [member]
Provision for legal and administrative proceedings [line items]
Beginning balance	333,717	271,214
Additions, net of reversals	45,659	103,354
Payments	(7,792)	(77,341)
Monetary adjustment	27,704	36,490
Ending balance	399,288	333,717
Provision for regulatory [member]
Provision for legal and administrative proceedings [line items]
Beginning balance	32,381	31,455
Additions, net of reversals	(3,238)	90
Payments	(71)	(251)
Monetary adjustment	129	1,087
Ending balance	R$ 29,201	R$ 32,381